Cover	Feb. 15, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2023
Entity File Number	000-26113
Entity Registrant Name	Taihe Group, Inc.
Entity Central Index Key	0001066719
Entity Tax Identification Number	65-0019376
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Indonesian Street City, Jl. Batu Licin,
Entity Address, Address Line Two	Bintan Island,
Entity Address, City or Town	Kepulauan Riau
Entity Address, Country	ID
Entity Address, Postal Zip Code	29151
Country Region	86
City Area Code	21
Local Phone Number	50917695
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7339 E. Williams Drive
Entity Address, Address Line Two	Unit 26496
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
Entity Information, Former Legal or Registered Name	NUONLCOLOGY LABS, INC.